OTHER LONG-TERM INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Investments, All Other Investments [Abstract]
SCHEDULE OF OTHER LONG TERM INVESTMENT

Other long-term investments consist of the following:

	June 30,	December 31,
	2025	2024
	US$	US$
Equity assets received for providing consultation services	800,000	—
Total other long-term investments	800,000	—